FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 95,134,002	R$ 75,837,192
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	70,803	8,572
Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	82,207,429	80,817,017
Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,764,288	2,963,867
RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	932,250	1,319,922
Leases
Maturity analysis for managing liquidity risk
Financial liabilities	122,882	240,238
Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	2,490,668	1,522,866
Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	606,337	846,431
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	184,328,660	163,556,105
Up to 1 year | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	13,769,529	16,303,004
Up to 1 year | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	55,517	8,572
Up to 1 year | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	2,953,184	2,196,092
Up to 1 year | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,756,329	2,963,867
Up to 1 year | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	492,276	439,974
Up to 1 year | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	31,192	48,482
Up to 1 year | Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	2,490,668	1,522,866
Up to 1 year | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	51,046	51,266
Up to 1 year | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	22,599,741	23,534,123
1 to 2 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	18,913,993	12,806,056
1 to 2 years | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	15,286
1 to 2 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	3,439,353	2,832,052
1 to 2 years | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	7,959
1 to 2 years | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	439,974	439,974
1 to 2 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	20,183	75,682
1 to 2 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	131,764	248,689
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	22,968,512	16,402,453
2 to 5 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	28,317,110	24,871,962
2 to 5 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	12,906,745	11,675,962
2 to 5 years | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities		439,974
2 to 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	29,536	49,138
2 to 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	140,671	125,804
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	41,394,062	37,162,840
Over 5 Years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	34,133,371	21,856,170
Over 5 Years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	62,908,147	64,112,911
Over 5 Years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	41,971	66,936
Over 5 Years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	282,856	420,672
Over 5 Years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 97,366,345	R$ 86,456,689